Provisions	12 Months Ended
Dec. 31, 2021
Disclosure Of Provisions Abstract
Provisions

23.	Provisions

	Post-employment benefits	Aircraft and engine return	Legal proceedings (a)	Total
Balances on December 31, 2020	99,549	1,030,915	392,432	1,522,896
Recognition (Reversal) of provision	9,581	1,799,280	659,806	2,468,667
Provisions used	(9)	(288,531)	(218,618)	(507,158)
Amendment of assumptions	(32,562)	-	-	(32,562)
Plan experience	(8,962)	-	-	(8,962)
Present value adjustment	7,842	57,976	-	65,818
Exchange rate variation	-	80,193	(1,570)	78,623
Balances on December 31, 2021	75,439	2,679,833	832,050	3,587,322

On December 31, 2021
Current	-	477,324	-	477,324
Non-current	75,439	2,202,509	832,050	3,109,998
Total	75,439	2,679,833	832,050	3,587,322

On December 31, 2020
Current	-	169,381	-	169,381
Non-current	99,549	861,534	392,432	1,353,515
Total	99,549	1,030,915	392,432	1,522,896
(a)	The provisions used consider write-offs due to the revaluation of estimates and settled processes.

23.1.	Post-employment benefits

The Company offers to its employees’ health care plans that, due to complying with current laws, generate liabilities with post-employment benefits.

The increase in the indicative rates for federal government bonds linked to inflation (NTN-B), with long maturities used to define the discount rate used to calculate post-employment liabilities, as determined by the applicable accounting standards, generated a reduction in the obligation. Besides, the Company had a gain in experience from the lower than expected increase in medical costs in 2021, according to actuarial hypotheses. The amounts referring to the change in the discount rate and experience of the plan were accounted for in Other comprehensive income (expenses).

The actuarial assumptions applied when measuring the post-employment benefit are presented below:

Actuarial assumptions	2021	2020
Weighted average of assumptions to determine the defined benefit obligation
Nominal discount rate p.a.	10.59%	7.88%
Actual discount rate p.a.	5.30%	4.23%
Long-term estimated inflation rate p.a.	5.02%	3.00%
HCCTR - Nominal medical inflation rate p.a.	8.43%	6.35%
HCCTR - Actual medical inflation rate p.a.	3.25%	3.25%
Mortality table	AT-2000 loosened by 10%	AT-2000 loosened by 10%
Weighted Average of Assumptions to Determine the Cost (revenue) of the Defined Benefit
Nominal discount rate	7.88%	7.23%
Actual discount rate p.a.	5.30%	4.23%
Long-term estimated inflation rate	3.50%	3.50%
HCCTR - Nominal medical inflation rate p.a.	6.86%	6.86%
HCCTR - Actual medical inflation rate p.a.	3.25%	3.25%
Mortality table	AT-2000 loosened by 10%	AT-2000 loosened by 10%

23.2.	Aircraft and engine return

Such provision considers the costs that meet the contractual conditions for the aircraft and engine return under leases with no purchase rights, as well as the costs to reconfigure aircraft when returned as described in the return conditions of the lease agreements.

During the fiscal year ended December 31, 2021, the Company started accelerating the fleet transformation plan, as described in Note 1.7. Therefore, the Company reviewed the estimate linked to the provision to return aircraft and engines and recognized an additional provision totaling R$1,622,956, considering the current conditions of the aircraft and engines and the forecast of use until the actual return. These provisions are measured at present value and will be disbursed until the aircraft and engines redelivery.

23.3.	Legal proceedings

On December 31, 2021, the Company and its subsidiaries are involved in certain legal matters from the regular course of their business, which include civil, administrative, tax, social security, and labor lawsuits.

The Company's Management believes that the provision for tax, civil and labor risks, recorded in accordance with IAS 37, is sufficient to cover possible losses on administrative and judicial proceedings, as shown below:

	Probable loss		Possible loss
	2021	2020	2021	2020
Civil	188,500	100,806	55,193	64,181
Labor	475,191	269,297	102,216	238,702
Tax	168,360	22,329	701,556	574,356
Total	832,051	392,432	858,965	877,239

Provisions are reviewed based on the evolution of lawsuits and the history of losses through the best current estimate.

The civil lawsuits are mainly related to compensation claims in general linked to flight delays and cancellations, baggage loss and damage. The labor claims primarily consist of matters related to overtime, hazard pay, risk premium and wage differences. The variation presented in the year refers, substantially, to the change in the probability of contingencies loss.

In September 2020, a class action complaint was filed against us and senior management in the federal courts of New York. The plaintiff is claiming alleged losses resulting from alleged misleading disclosure. We are vigorously contesting the complaint and believe that there is no merit to these claims. Consequently, we have not made any provisions related to this matter.

The Company discusses the non-application of the additional 1% rate of COFINS on imports of aircraft, parts, and components, totaling R$145,986 (R$94,790 on December 31, 2020). In the fiscal year ended December 31, 2021, given the decisions by the Superior Courts considering the legality of charging an additional rate on imports carried out by airlines, the Company reassessed the loss prognosis, reclassifying from possible loss to probable loss of the related debts.

The tax lawsuits presented below were assessed by Management and legal counsel as relevant and with possible risk on December 31, 2021:

•	Tax on Services of Any Nature (ISS), amounting to R$29,812 (R$25,655 as of December 31, 2020) arising from Tax Notices issued by the City of São Paulo against the Company, from January 2007 to December 2010, referring to a possible incidence of ISS on agreements signed with partners. The classification as possible risk arises from the fact that the matters under discussion are interpretative and involve discussions on factual and probative matters. In addition, there is no final positioning of the Superior Courts.

•	Customs fine totaling R$68,917 (R$66,091 on December 31, 2020) related to the Infraction Notices drawn up against the Company for an alleged non-compliance with customs rules related to temporary aircraft importation processes. The classification as possible risk arises from the fact that there is no final position of the Superior Courts on the matter.

•	Goodwill BSSF Air Holdings (“BSSF”), in the amount of R$66,757 (R$65,611 on December 31, 2020) arising from the Infraction Notice filed due to the deductibility of goodwill allocated as future profitability. The classification of possible risk results from the fact that there is no final positioning from the Superior Courts.

•	Goodwill GLA (arising from the acquisition of the former VRG) totaling R$90,716 (R$88,631 on December 31, 2020) arising from the Infraction Notice filed due to the deductibility of goodwill allocated as future profitability. The classification of possible risk results from the fact that there is no final positioning from the Superior Courts.

•	In 2018, the subsidiary Smiles received an Infraction Notice related to 2014 and 2015, drawn up due to: (i) the deductibility of the goodwill allocated as future profitability after the process of merging GA Smiles into Smiles S.A. on December 31, 2013 and (ii) the deductibility of the financial expenses of the debentures issued in June 2014. The amount of R$130,132 on December 31, 2021 (R$126,410 on December 31, 2020) was assessed by Management and legal counsel as a possible risk accepted by the tax authorities, as there are defense arguments in administrative appeal.

•	During the fiscal year ended December 31, 2021, the merged Smiles received a Tax Notice for 2016 and 2017, due to the deductibility of the goodwill allocated as future profitability after the merger of GA Smiles by Smiles S.A. on December 31, 2013. The balance of R$55,428 on December 31, 2021 was assessed by Management and legal counsel as a possible risk, with defense arguments in the administrative appeal.

•	Also in 2021, the Brazilian Federal Revenue Service filed administrative proceedings against the Company due to not approving offsetting social security contribution credits from August 2018 to November 2020. The balance of R$110,915 on December 31, 2021 was assessed by Management and legal counsel as a possible risk, with defense arguments in the administrative appeal.

There are other tax lawsuits assessed by Management and legal counsel as a possible risk, totaling R$148,879 (R$108,515 on December 31, 2020) which, added to the above lawsuits, total R$701,556 on December 31, 2021 (R$574,356 on December 31, 2020).